Jassmin McIver-Jones
Assistant Vice President
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

February 3, 2023

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-248990; 811-08557; CIK: 0001048607
      Post-Effective Amendment No: 9 on Form N-6, Rule 485(a)
      Lincoln MoneyGuard Market Advantage®

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for the “Lincoln MoneyGuard Market Advantage®”.  The purpose of this filing is to incorporate language into the prospectus for the sale of this product in the State of California.

While we consider these changes go be material, we do not consider them to be fundamental.  As such, these changes were previously filed for this registration statement under Rule 497 of the 1933 Act.  The changes will subsequently be re-filed under Rule 485(b)(1) at a later date and will appear in our May 1, 2023 prospectus.

Please contact me at (336) 691-3892 with any questions or comments about this filing.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones
Assistant Vice President